Consolidated Statements of Comprehensive Income (loss) (Parenthetical) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017
Consolidated Statements of Comprehensive Income (Loss)
Income tax on foreign currency translation adjustment	¥ 0	¥ 0	¥ 0
Income tax on unrealized loss on available-for-sale investment	0	0	0
Income tax on reclassification adjustment for loss on available-for-sale investment included in net income	¥ 0	¥ 0	¥ 0